Earnings Per Share Attributable To Ordinary Equity Holders of The Parent - Summary of weighted average shares (Detail) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A Ordinary Shares [Member]
Shares:
Weighted average number of ordinary shares	138,490,789	62,327,851	57,474,495
Total shares	138,490,789	62,327,851	58,966,142
Class A Ordinary Shares [Member] | Convertible Bond [member]
Shares:
Effect of dilution – weighted average number of ordinary shares	0	0	1,491,647
Class B Ordinary Shares [Member]
Shares:
Weighted average number of ordinary shares	160,959,872	165,665,944	186,987,093
Total shares	160,959,872	165,665,944	186,987,093
Class B Ordinary Shares [Member] | Convertible Bond [member]
Shares:
Effect of dilution – weighted average number of ordinary shares	0